Credit Quality of Financing Receivables and the Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2015
Information about Impaired Loans

The following table provides information about the impaired loans as of March 31, 2014 and 2015:

	March 31, 2014
		Millions of Yen
Portfolio segment	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥25,049	¥25,025	¥0
Consumer borrowers		725	711	0
	Housing loans	725	711	0
	Card loans	0	0	0
	Other	0	0	0
Corporate borrowers		24,324	24,314	0
Non-recourse loans	Japan	6,505	6,505	0
	The Americas	2,259	2,259	0
Other	Real estate companies	3,770	3,767	0
	Entertainment companies	2,614	2,613	0
	Other	9,176	9,170	0
Purchased loans		0	0	0
With an allowance recorded*2:		110,775	110,064	49,155
Consumer borrowers		11,071	11,010	3,279
	Housing loans	6,592	6,543	2,432
	Card loans	2,950	2,942	629
	Other	1,529	1,525	218
Corporate borrowers		76,629	75,979	33,588
Non-recourse loans	Japan	1,363	1,299	1,020
	The Americas	14,775	14,746	7,514
Other	Real estate companies	25,099	25,046	8,911
	Entertainment companies	5,213	5,172	1,801
	Other	30,179	29,716	14,342
Purchased loans		23,075	23,075	12,288

Total:		¥135,824	¥135,089	¥49,155

Consumer borrowers		11,796	11,721	3,279

	Housing loans	7,317	7,254	2,432

	Card loans	2,950	2,942	629

	Other	1,529	1,525	218

Corporate borrowers		100,953	100,293	33,588

Non-recourse loans	Japan	7,868	7,804	1,020

	The Americas	17,034	17,005	7,514

Other	Real estate companies	28,869	28,813	8,911

	Entertainment companies	7,827	7,785	1,801

	Other	39,355	38,886	14,342

Purchased loans		23,075	23,075	12,288

	March 31, 2015
		Millions of Yen
Portfolio segment	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥18,404	¥18,359	¥0
Consumer borrowers		450	407	0
	Housing loans	450	407	0
	Card loans	0	0	0
	Other	0	0	0
Corporate borrowers		17,954	17,952	0
Non-recourse loans	Japan	4,975	4,975	0
	The Americas	0	0	0
Other	Real estate companies	5,167	5,167	0
	Entertainment companies	892	892	0
	Other	6,920	6,918	0
Purchased loans		0	0	0
With an allowance recorded*2:		82,630	79,418	34,379
Consumer borrowers		11,543	9,737	2,606
	Housing loans	4,907	3,118	1,689
	Card loans	3,741	3,731	566
	Other	2,895	2,888	351
Corporate borrowers		55,871	54,465	23,292
Non-recourse loans	Japan	310	310	64
	The Americas	16,747	16,747	7,687
Other	Real estate companies	15,940	15,708	5,099
	Entertainment companies	3,580	3,548	1,429
	Other	19,294	18,152	9,013
Purchased loans		15,216	15,216	8,481

Total:		¥101,034	¥97,777	¥34,379

Consumer borrowers		11,993	10,144	2,606

	Housing loans	5,357	3,525	1,689

	Card loans	3,741	3,731	566

	Other	2,895	2,888	351

Corporate borrowers		73,825	72,417	23,292

Non-recourse loans	Japan	5,285	5,285	64

	The Americas	16,747	16,747	7,687

Other	Real estate companies	21,107	20,875	5,099

	Entertainment companies	4,472	4,440	1,429

	Other	26,214	25,070	9,013

Purchased loans		15,216	15,216	8,481

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

        The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for fiscal 2013, 2014 and 2015:

	March 31, 2013
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers		¥9,586	¥209	¥168
	Housing loans	8,635	188	152
	Card loans	771	16	12
	Other	180	5	4
Corporate borrowers		221,136	4,259	3,968
Non-recourse loans	Japan	37,282	216	211
	The Americas	41,903	1,726	1,726
Other	Real estate companies	62,265	889	804
	Entertainment companies	16,443	364	322
	Other	63,243	1,064	905
Purchased loans		29,217	0	0

Total		¥259,939	¥4,468	¥4,136

	March 31, 2014
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers		¥11,445	¥295	¥230
	Housing loans	8,004	231	178
	Card loans	2,453	38	31
	Other	988	26	21
Corporate borrowers		134,927	4,146	3,449
Non-recourse loans	Japan	15,897	234	219
	The Americas	23,119	667	667
Other	Real estate companies	38,733	1,154	990
	Entertainment companies	10,277	509	343
	Other	46,901	1,582	1,230
Purchased loans		25,588	0	0

Total		¥171,960	¥4,441	¥3,679

	March 31, 2015
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans *	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers		¥11,822	¥376	¥273
	Housing loans	6,286	268	180
	Card loans	3,368	60	51
	Other	2,168	48	42
Corporate borrowers		82,986	2,005	1,648
Non-recourse loans	Japan	5,975	10	10
	The Americas	15,657	502	502
Other	Real estate companies	22,009	417	355
	Entertainment companies	5,951	202	149
	Other	33,394	874	632
Purchased loans		18,736	0	0

Total		¥113,544	¥2,381	¥1,921

*	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Information about Credit Quality Indicators

The following table provides information about the credit quality indicators as of March 31, 2014 and 2015:

	March 31, 2014
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,218,469	¥11,796	¥6,149	¥17,945	¥1,236,414
	Housing loans	968,269	7,317	4,211	11,528	979,797
	Card loans	225,198	2,950	720	3,670	228,868
	Other	25,002	1,529	1,218	2,747	27,749
Corporate borrowers		910,580	100,953	0	100,953	1,011,533
Non-recourse loans	Japan	64,757	7,868	0	7,868	72,625
	The Americas	84,545	17,034	0	17,034	101,579
Other	Real estate companies	217,096	28,869	0	28,869	245,965
	Entertainment companies	99,057	7,827	0	7,827	106,884
	Other	445,125	39,355	0	39,355	484,480
Purchased loans		30,266	23,075	0	23,075	53,341
Direct financing leases		1,080,186	0	13,887	13,887	1,094,073
	Japan	751,877	0	9,560	9,560	761,437
	Overseas	328,309	0	4,327	4,327	332,636

Total		¥3,239,501	¥135,824	¥20,036	¥155,860	¥3,395,361

	March 31, 2015
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,311,725	¥11,993	¥6,635	¥18,628	¥1,330,353
	Housing loans	1,050,531	5,357	3,898	9,255	1,059,786
	Card loans	238,660	3,741	824	4,565	243,225
	Other	22,534	2,895	1,913	4,808	27,342
Corporate borrowers		1,015,971	73,825	0	73,825	1,089,796
Non-recourse loans	Japan	36,250	5,285	0	5,285	41,535
	The Americas	66,486	16,747	0	16,747	83,233
Other	Real estate companies	235,493	21,107	0	21,107	256,600
	Entertainment companies	101,701	4,472	0	4,472	106,173
	Other	576,041	26,214	0	26,214	602,255
Purchased loans		27,076	15,216	0	15,216	42,292
Direct financing leases		1,201,081	0	15,373	15,373	1,216,454
	Japan	819,592	0	10,293	10,293	829,885
	Overseas	381,489	0	5,080	5,080	386,569

Total		¥3,555,853	¥101,034	¥22,008	¥123,042	¥3,678,895

Note:	Loans held for sale are not included in the table above.

Information about Nonaccrual and Past Due Financing Receivables

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2014 and 2015:

	March 31, 2014
		Millions of yen
		Past-Due Financing Receivables
Portfolio segment	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due	Total Financing Receivables	Non-Accrual
Consumer borrowers		¥4,477	¥10,542	¥15,019	¥1,236,414	¥10,542
	Housing loans	3,157	8,009	11,166	979,797	8,009
	Card loans	731	1,204	1,935	228,868	1,204
	Other	589	1,329	1,918	27,749	1,329
Corporate borrowers		20,977	45,372	66,349	1,011,533	58,298
Non-recourse loans	Japan	1,364	5,418	6,782	72,625	5,418
	The Americas	17,470	3,687	21,157	101,579	14,432
Other	Real estate companies	149	13,005	13,154	245,965	13,005
	Entertainment companies	1,195	1,297	2,492	106,884	1,297
	Other	799	21,965	22,764	484,480	24,146
Direct financing leases		6,365	13,887	20,252	1,094,073	13,887
	Japan	1,563	9,560	11,123	761,437	9,560
	Overseas	4,802	4,327	9,129	332,636	4,327

Total		¥31,819	¥69,801	¥101,620	¥3,342,020	¥82,727

	March 31, 2015
		Millions of yen
		Past-Due Financing Receivables
Portfolio segment	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due	Total Financing Receivables	Non-Accrual
Consumer borrowers		¥3,229	¥9,825	¥13,054	¥1,330,353	¥9,825
	Housing loans	1,672	6,503	8,175	1,059,786	6,503
	Card loans	704	1,202	1,906	243,225	1,202
	Other	853	2,120	2,973	27,342	2,120
Corporate borrowers		7,991	33,694	41,685	1,089,796	43,697
Non-recourse loans	Japan	0	4,975	4,975	41,535	4,975
	The Americas	6,639	9,846	16,485	83,233	14,716
Other	Real estate companies	37	8,366	8,403	256,600	8,730
	Entertainment companies	0	571	571	106,173	571
	Other	1,315	9,936	11,251	602,255	14,705
Direct financing leases		6,142	15,373	21,515	1,216,454	15,373
	Japan	1,877	10,293	12,170	829,885	10,293
	Overseas	4,265	5,080	9,345	386,569	5,080

Total		¥17,362	¥58,892	¥76,254	¥3,636,603	¥68,895

Note:	Loans held for sale and purchased loans are not included in the table above.

Information about Troubled Debt Restructurings of Financing Receivables

The following table provides information about troubled debt restructurings of financing receivables that occurred during fiscal 2013, 2014 and 2015:

	March 31, 2013
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers		¥3,580	¥2,396
	Housing loans	1,290	894
	Card loans	1,649	1,081
	Other	641	421
Corporate borrowers		17,970	17,544
Non-recourse loans	Japan	5,180	5,180
	The Americas	10,036	10,036
Other	Real estate companies	967	861
	Other	1,787	1,467

Total		¥21,550	¥19,940

	March 31, 2014
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers		¥3,899	¥2,586
	Housing loans	724	334
	Card loans	1,898	1,391
	Other	1,277	861
Corporate borrowers		14,135	11,097
Non-recourse loans	Japan	4,745	2,608
	The Americas	4,809	4,723
Other	Real estate companies	328	276
	Entertainment companies	779	509
	Other	3,474	2,981

Total		¥18,034	¥13,683

	March 31, 2015
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers		¥5,504	¥4,061
	Housing loans	483	263
	Card loans	2,566	2,018
	Other	2,455	1,780
Corporate borrowers		946	891
Non-recourse loans	The Americas	145	145
Other	Other	801	746

Total		¥6,450	¥4,952

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2013 and for which there was a payment default during fiscal 2013:

	March 31, 2013
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers		¥383
	Housing loans	369
	Card loans	12
	Other	2
Corporate borrowers		92
Other	Other	92

Total		¥475

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2014 and for which there was a payment default during fiscal 2014:

	March 31, 2014
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers		¥57
	Housing loans	18
	Card loans	31
	Other	8
Corporate borrowers		565
Non-recourse loans	The Americas	497
Other	Real estate companies	42
	Other	26

Total		¥622

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2015 and for which there was a payment default during fiscal 2015:

	March 31, 2015
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers		¥122
	Housing loans	27
	Card loans	62
	Other	33
Corporate borrowers		330
Other	Other	330

Total		¥452